Financial risk management - Summary of Financial Instruments (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020	[1]	Sep. 30, 2019	[1]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	€ 5.1	€ 1.4
Trade receivables	25.1	26.3
Other current financial assets	20.1	24.0
Cash and cash equivalents	43.0	50.7	[1]	€ 95.6		€ 108.1
Non-current financial liabilities	317.2	140.4
Trade payables	194.9	102.7
Fair value assets	93.3	101.9
Fair value liabilities	410.1	211.9
Other current financial liabilities	42.4	27.7
Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	5.1	1.4
Fair value assets	5.1	1.4
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25.1	26.3
Fair value assets	25.1	26.3
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	20.1	24.0
Fair value assets	20.1	24.0
Other current financial assets | Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	19.0	23.5
Fair value assets	19.0	23.5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	43.0	50.7
Fair value assets	43.0	50.7
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	317.2	140.4
Fair value liabilities	193.0	95.2
Non-current financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	123.4	49.9
Trade payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	195.5	102.7
Fair value liabilities		102.7
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	42.4	16.7
Other current financial liabilities	42.4	27.7
Other current financial liabilities | Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	4.2	1.3
Other current financial liabilities	4.2	1.3
Other current financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	20.7	11.0
Other current financial liabilities | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	15.2	15.4
Other current financial liabilities	15.2	15.4
Level 2 of fair value hierarchy | Other non-current financial assets | Related parties
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.0	0.0
Fair value assets	0.0	0.0
Level 2 of fair value hierarchy | Other non-current financial assets | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.0	0.0
Fair value assets	0.0	0.0
Level 2 of fair value hierarchy | Other non-current financial assets | Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	5.1	1.4
Fair value assets	5.1	1.4
Level 2 of fair value hierarchy | Other current financial assets | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	1.1	0.5
Fair value assets	1.1	0.5
Level 2 of fair value hierarchy | Non-current financial liabilities | Related parties
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	80.0
Fair value liabilities	81.3
Level 2 of fair value hierarchy | Non-current financial liabilities | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0	0.0
Fair value liabilities	0.0	0.0
Level 2 of fair value hierarchy | Non-current financial liabilities | Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	103.7	80.4
Fair value liabilities	101.6	85.1
Level 2 of fair value hierarchy | Non-current financial liabilities | Other Loans
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.9	0.9
Fair value liabilities	0.9	0.9
Level 2 of fair value hierarchy | Non-current financial liabilities | Put option liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	5.4	9.3
Fair value liabilities	5.4	9.3
Level 2 of fair value hierarchy | Non-current financial liabilities | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0	0.0
Fair value liabilities	0.0	0.0
Level 2 of fair value hierarchy | Other current financial liabilities | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	2.3	0.0
Other current financial liabilities	2.3	€ 0.0
Level 1 of fair value hierarchy | Non-current financial liabilities | Warrant
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	3.8
Fair value liabilities	€ 3.8

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.